Adoption of IFRS 15 and IFRS 9 (Tables) - IFRS 15 and IFRS 9 [member]	12 Months Ended
Jan. 31, 2019
Statement [LineItems]
Summary of the Effect of Adoption of IFRS 15 and IFRS 9, Consolidated Statements of Income

The effect of adoption of IFRS 15 and IFRS 9 on the consolidated statements of net income for the year ended January 31, 2018 was as follows:

		Year ended January 31, 2018
	Reference	Previously reported	Adjust- ments	Restated
Revenues	A, B	$4,486.9	$(34.4)	$4,452.5
Cost of sales	B	3,419.4	(12.0)	3,407.4
Gross profit		1,067.5	(22.4)	1,045.1

Operating expenses
Selling and marketing		288.6	—	288.6
Research and development		198.6	—	198.6
General and administrative		166.3	—	166.3
Other operating expenses		13.9	—	13.9
Total operating expenses		667.4	—	667.4
Operating income		400.1	(22.4)	377.7

Financing costs	C	60.1	(3.5)	56.6
Financing income		(2.2)	—	(2.2)
Foreign exchange gain on long-term debt	C	(51.9)	(1.4)	(53.3)
Income before income taxes		394.1	(17.5)	376.6
Income tax expense		119.6	17.9	137.5

Net income		$274.5	$(35.4)	$239.1
Attributable to shareholders		$274.2	$(35.3)	$238.9
Attributable to non-controlling interest		$0.3	$(0.1)	$0.2

Basic earnings per share		$2.56	$(0.33)	$2.23

Diluted earnings per share		$2.54	$(0.33)	$2.21

Summary of the Effect of Adoption of IFRS 15 and IFRS 9, Consolidated Statements of Financial Position

The effect of adoption of IFRS 15 and IFRS 9 on the consolidated statements of financial position as at January 31, 2018 and February 1, 2017 was as follows:

		As at January 31, 2018			As at February 1, 2017
	Reference	Previously reported	Adjust- ments	Restated	Previously reported	Adjust- ments	Restated
Cash		$226.0	$—	$226.0	$298.6	$—	$298.6
Trade and other receivables		330.1	(1.3)	328.8	326.7	(1.4)	325.3
Income taxes and investment tax credits receivable		19.9	—	19.9	46.2	—	46.2
Other financial assets		11.5	—	11.5	3.5	—	3.5
Inventories		752.5	(9.7)	742.8	689.8	(7.7)	682.1
Other current assets		18.3	2.1	20.4	18.2	2.7	20.9
Total current assets		1,358.3	(8.9)	1,349.4	1,383.0	(6.4)	1,376.6

Investment tax credits receivable		4.5	—	4.5	4.2	—	4.2
Other financial assets		21.4	—	21.4	20.1	—	20.1
Property, plant and equipment		766.8	—	766.8	673.2	—	673.2
Intangible assets		314.6	—	314.6	317.1	—	317.1
Deferred income taxes		91.0	74.0	165.0	116.4	85.6	202.0
Other non-current assets		1.8	0.1	1.9	2.2	0.1	2.3
Total non-current assets		1,200.1	74.1	1,274.2	1,133.2	85.7	1,218.9
Total assets		$2,558.4	$65.2	$2,623.6	$2,516.2	$79.3	$2,595.5

Trade payables and accruals		$805.5	$—	$805.5	$718.5	$—	$718.5
Provisions	A, B	255.0	123.8	378.8	232.5	111.8	344.3
Other financial liabilities		133.5	—	133.5	94.7	—	94.7
Income tax payable		42.6	—	42.6	29.6	—	29.6
Deferred revenues	B	—	62.1	62.1	—	63.0	63.0
Current portion of long-term debt		19.8	—	19.8	22.7	—	22.7
Other current liabilities		7.3	(7.3)	—	6.0	(6.0)	—
Total current liabilities		1,263.7	178.6	1,442.3	1,104.0	168.8	1,272.8

Long-term debt	C	970.8	24.2	995.0	901.0	28.4	929.4
Provisions	A, B	96.8	(10.5)	86.3	85.5	2.6	88.1
Other financial liabilities		27.8	—	27.8	28.7	—	28.7
Deferred revenues	B	—	122.3	122.3	—	105.4	105.4
Employee future benefit liabilities		224.8	—	224.8	194.1	—	194.1
Deferred income taxes		6.0	(4.8)	1.2	16.8	(14.3)	2.5
Other non-current liabilities		25.9	(10.0)	15.9	20.6	(7.1)	13.5
Total non-current liabilities		1,352.1	121.2	1,473.3	1,246.7	115.0	1,361.7
Total liabilities		2,615.8	299.8	2,915.6	2,350.7	283.8	2,634.5
Equity (deficit)		(57.4)	(234.6)	(292.0)	165.5	(204.5)	(39.0)
Total liabilities and equity (deficit)		$2,558.4	$65.2	$2,623.6	$2,516.2	$79.3	$2,595.5